Consolidated Statement of Stockholders' Deficit (USD $)	Total USD ($)	Related Party USD ($)	All Other USD ($)	Conversion of Convertible Debt USD ($)	Stock and warrants USD ($)	Services Third Parties USD ($)	Future Services Third Parties USD ($)	Settlement of debt Third Parties USD ($)	Settlement of debt Related Party USD ($)	Settlement of Accounts Payable USD ($)	Unsecured debt offering-additional interest expense USD ($)	Extension of Debt Maturity Date USD ($)	Contract Settlement in Connection with Lawsuit USD ($)	Conversion of secured/unsecured debt USD ($)	Cash USD ($)	Series A, Convertible Preferred Stock USD ($)	Series A, Convertible Preferred Stock Conversion of Preferred Stock to Common Stock USD ($)	Series B, Preferred Stock	Series B, Preferred Stock Related Party	Series C, Convertible Preferred Stock	Series C, Convertible Preferred Stock Services Third Parties	Series C, Convertible Preferred Stock Cash	Common Stock USD ($)	Common Stock Conversion of Preferred Stock to Common Stock USD ($)	Common Stock Conversion of Convertible Debt USD ($)	Common Stock Stock and warrants USD ($)	Common Stock Services Third Parties USD ($)	Common Stock Future Services Third Parties USD ($)	Common Stock Settlement of debt Third Parties USD ($)	Common Stock Settlement of debt Related Party USD ($)	Common Stock Settlement of Accounts Payable USD ($)	Common Stock Unsecured debt offering-additional interest expense USD ($)	Common Stock Extension of Debt Maturity Date USD ($)	Common Stock Contract Settlement in Connection with Lawsuit USD ($)	Common Stock Conversion of secured/unsecured debt USD ($)	Common Stock Cash USD ($)	Additional Paid- in Capital USD ($)	Additional Paid- in Capital Related Party USD ($)	Additional Paid- in Capital All Other USD ($)	Additional Paid- in Capital Conversion of Preferred Stock to Common Stock USD ($)	Additional Paid- in Capital Conversion of Convertible Debt USD ($)	Additional Paid- in Capital Stock and warrants USD ($)	Additional Paid- in Capital Services Third Parties USD ($)	Additional Paid- in Capital Future Services Third Parties USD ($)	Additional Paid- in Capital Settlement of debt Third Parties USD ($)	Additional Paid- in Capital Settlement of debt Related Party USD ($)	Additional Paid- in Capital Settlement of Accounts Payable USD ($)	Additional Paid- in Capital Unsecured debt offering-additional interest expense USD ($)	Additional Paid- in Capital Extension of Debt Maturity Date USD ($)	Additional Paid- in Capital Contract Settlement in Connection with Lawsuit USD ($)	Additional Paid- in Capital Conversion of secured/unsecured debt USD ($)	Additional Paid- in Capital Cash USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Dec. 31, 2009	$ (1,180,593)																						$ 26,000														$ 1,099,508																$ (2,306,101)
Beginning Balance (in shares) at Dec. 31, 2009																							26,000,000
Recapitalization and deemed issuance (in shares)																83,333							70,838
Recapitalization and deemed issuance	(25,107)															83							71														(25,261)
Conversion to common stock (in shares)																	(83,333)							16,666,600	7,708,906
Conversion to common stock				1,033,500													(83)							16,667	7,709															(16,584)	1,025,791
Issuance of common stock (in shares)																										4,167,767	22,457,214	10,545,200	4,165,571	7,161,548	9,014,286	50,000	130,000	511,509
Issuance of common stock					1,528,676	4,554,615	2,734,548	1,191,064	358,077	433,400	30,500	95,500	100,000													4,168	22,457	10,545	4,166	7,161	9,014	50	130	511								1,524,508	4,532,158	2,724,003	1,186,898	350,916	424,386	30,450	95,370	99,489
Services - related parties (in shares)																							10,000,000
Services - related parties	5,300,000																						10,000														5,290,000
Share based payments		1,039,500	630,990																																			1,039,500	630,990
Net loss	(19,569,337)																																																				(19,569,337)
Ending Balance at Dec. 31, 2010	(1,744,667)																						118,649														20,012,122																(21,875,438)
Ending Balance (in shares) at Dec. 31, 2010																							118,649,439
Conversion to common stock (in shares)																									254,061,743										40,277,378
Conversion to common stock				4,268,857										857,952											254,062										40,277						4,014,795										817,675
Issuance of common stock (in shares)																											46,521,157	4,000,000			54,545,896		9,375,000			82,000,000
Issuance of common stock						1,199,844	214,250			3,646,719		161,250			875,000												46,522	4,000			54,546		9,375			82,000							1,153,322	210,250			3,592,173		151,875			793,000
Issuance preferred stock (in shares)																					90	100
Issuance preferred stock						90,000									100,000																												90,000									100,000
Cancellation of shares (in shares)																							(3,500,000)
Cancellation of shares																							(3,500)														3,500
Share based payments																			51
Dividends on series C preferred stock - related parties	(293)																																																				(293)
Reclassification of derivative liability to additional paid in capital	640,826																																				640,826
Net loss	(23,280,950)																																																				(23,280,950)
Ending Balance at Dec. 31, 2011	$ (12,971,212)																						$ 605,931														$ 31,579,538																$ (45,156,681)
Ending Balance (in shares) at Dec. 31, 2011																		51		190			605,930,613